Financial risk management (Schedule of Summarizes Continuity of the Companys Total Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial risk management [abstract]
Lease liabilities, beginning of year	$ 6,377	$ 7,025
Additions	1,123	1,962
Lease principal payments	(2,720)	(2,594)
Lease interest payments	(507)	(759)
Accretion on lease liabilities	501	743
Lease liabilities, end of year	$ 4,774	$ 6,377